UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: March 31, 2004 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name : White Oak Capital Management, Inc. Address: 380 Madison Avenue, 22nd Floor NEW YORK, NY 10017 13F File Number: 28-3556 The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form. Person signing this report on behalf of Reporting Manager: Name: Robert R. Cole Title: President Phone: (212) 490-0600 Signature, Place, and Date of signing: Robert R. Cole, New York, New York March 31, 2004 Report Type (Check only One) [X] 13F Holdings Report [ ] 13F Notice [ ] 13F Combination Report List of Other Managers reporting for this Manager: NONE I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 FORM 13F SUMMARY PAGE Report Summary Number of Other Included Managers: NONE Form 13F Information Table Entry Total: 232 Form 13F Information Table Value Total : $ 356,857 VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY----- NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-- SOLE SHARED NONE ***BP P L C SPONSORED ADR COMMON STOCK 055622104 1305 25491 SH SOLE 0 292 25199 ***BP P L C SPONSORED ADR COMMON STOCK 055622104 2823 55129 SH DEFINED 0 55129 ***CARNIVAL CORP COMMON STOCK 143658300 1190 26500 SH SOLE 0 7400 19100 ***EVEREST RE GROUP LTD COMMON STOCK G3223R108 248 2900 SH SOLE 0 2900 ***HSBC HOLDINGS PLC COMMON STOCK 404280406 400 5350 SH SOLE 0 5350 ***MAGNA INTERNATIONAL INC COMMON STOCK 559222401 764 9650 SH SOLE 0 4900 4750 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 1357 66900 SH SOLE 0 10900 56000 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 1023 50420 SH DEFINED 0 50420 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 1415 29743 SH SOLE 0 29743 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 3968 83399 SH DEFINED 0 83399 ***SCHLUMBERGER LTD COMMON STOCK 806857108 773 12105 SH SOLE 0 12105 ***SCHLUMBERGER LTD COMMON STOCK 806857108 1628 25500 SH DEFINED 0 25500 ***SONY CORP-ADR NEW COMMON STOCK 835699307 203 4850 SH SOLE 0 2200 2650 ***TARO PHARMACEUTICAL COMMON STOCK M8737E108 360 6200 SH SOLE 0 2000 4200 ***VODAFONE GROUP PLC NEW COMMON STOCK 92857W100 361 15120 SH DEFINED 0 15120 ***WILLIS GROUP HOLDINGS LTD COMMON STOCK G96655108 292 7850 SH SOLE 0 5400 2450 3M COMPANY COMMON STOCK 88579Y101 636 7765 SH SOLE 0 4075 3690 ABBOTT LABORATORIES COMMON STOCK 002824100 2231 54290 SH SOLE 0 54290 ABBOTT LABORATORIES COMMON STOCK 002824100 5731 139430 SH DEFINED 0 139430 ACUITY BRANDS INC COMMON STOCK 00508Y102 308 12900 SH SOLE 0 10800 2100 AES Corp COM 00130H105 853 100000 SH Sole 100000 AES TR III PFD CV 6.75% 00808N202 440 10000 SH Sole 10000 AFFYMETRIX INC COMMON STOCK 00826T108 456 13500 SH SOLE 0 8500 5000 ALLERGAN INC COMMON STOCK 018490102 856 10175 SH SOLE 0 4700 5475 ALLIANT TECHSYSTEMS INC-W/RTS COMMON STOCK 018804104 778 14298 SH SOLE 0 7950 6348 Altria Group COM 718154107 3539 65000 SH Sole 65000 ALTRIA GROUP INC COMMON STOCK 02209S103 9533 175087 SH DEFINED 0 175087 AMAZON.COM INC COMMON STOCK 023135106 1623 37490 SH SOLE 0 9200 28290 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 12554 175945 SH SOLE 0 26555 149390 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 26051 365114 SH DEFINED 0 365114 Amer Supercond. COM 030111108 2164 168500 SH Sole 168500 AMERADA HESS CORP COMMON STOCK 023551104 367 5618 SH DEFINED 0 5618 AMERICAN EXPRESS COMPANY COMMON STOCK 025816109 1330 25650 SH SOLE 0 14300 11350 Amgen COM 031162100 244 4200 SH Sole 4200 AMGEN CORP COMMON STOCK 031162100 3853 66254 SH SOLE 0 6000 60254 AMGEN CORP COMMON STOCK 031162100 3943 67800 SH DEFINED 0 67800 ANADARKO PETROLEUM CORP COMMON STOCK 032511107 1046 20170 SH SOLE 0 20170 ANHEUSER BUSCH COMPANIES INC COMMON STOCK 035229103 255 5000 SH SOLE 0 5000 APACHE CORP COMMON STOCK 037411105 522 12100 SH SOLE 0 7200 4900 APPLIED MATERIALS INC COMMON STOCK 038222105 3093 145020 SH SOLE 0 16000 129020 APPLIED MATERIALS INC COMMON STOCK 038222105 1434 67238 SH DEFINED 0 67238 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 4173 99366 SH SOLE 0 3500 95866 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 6669 158793 SH DEFINED 0 158793 Avaya Inc. COM 053499109 651 41000 SH Sole 41000 BANK OF AMER CORP COMMON STOCK 060505104 548 6763 SH SOLE 0 2400 4363 BANKNORTH GROUP INC NEW COMMON STOCK 06646R107 374 11000 SH SOLE 0 7600 3400 Beazer Homes USA COM 07556Q105 1483 14000 SH Sole 14000 BECKMAN COULTER INC COMMON STOCK 075811109 504 9250 SH SOLE 0 4750 4500 BECTON DICKINSON & CO COMMON STOCK 075887109 339 6996 SH DEFINED 0 6996 Bellsouth Corp COM 079860102 245 8850 SH Sole 8850 BERKSHIRE HATHAWAY INC CL B COMMON STOCK 084670207 320 103 SH SOLE 0 103 BIOGEN IDEC INC COMMON STOCK 09062X103 367 6600 SH SOLE 0 5800 800 BIOMET INC COMMON STOCK 090613100 843 21975 SH SOLE 0 9500 12475 BRISTOL MYERS SQUIBB CO COMMON STOCK 110122108 206 8500 SH DEFINED 0 8500 BROADCOM CORP CL A COMMON STOCK 111320107 655 16800 SH SOLE 0 14500 2300 BROCADE COMMUNICATIONS SYS INC COMMON STOCK 111621108 137 20650 SH SOLE 0 12400 8250 BUCKEYE PARTNERS L P COMMON STOCK 118230101 346 8000 SH DEFINED 0 8000 Capital Financial One COM 14040H105 754 10000 SH Sole 10000 Cendant Corp COM 151313103 283 11600 SH Sole 11600 CHEESECAKE FACTORY INC COMMON STOCK 163072101 2223 48219 SH SOLE 0 16975 31244 CHELSEA PPTY GROUP INC COMMON STOCK 163421100 201 3200 SH SOLE 0 3200 CHELSEA PPTY GROUP INC COMMON STOCK 163421100 516 8200 SH DEFINED 0 8200 CHEVRONTEXACO CORP COMMON STOCK 166764100 2609 29724 SH SOLE 0 29724 CHEVRONTEXACO CORP COMMON STOCK 166764100 4513 51417 SH DEFINED 0 51417 Choicepoint COM 170388102 307 8066 SH Sole 8066 CISCO SYSTEMS INC COMMON STOCK 17275R102 13374 567409 SH SOLE 0 12000 555409 CISCO SYSTEMS INC COMMON STOCK 17275R102 11424 484687 SH DEFINED 0 484687 Cisco Systems Inc. COM 17275R102 912 38700 SH Sole 38700 CITIGROUP INC COMMON STOCK 172967101 864 16717 SH SOLE 0 10600 6117 COCA-COLA CO COMMON STOCK 191216100 214 4250 SH SOLE 0 4250 Cohen Steers RE&UT COM 19247Y108 455 23000 SH Sole 23000 Cohen Steers REIT COM 19247x100 418 15500 SH Sole 15500 Cohen Steers Sel UT COM 19248A109 340 17000 SH Sole 17000 COLGATE PALMOLIVE CO COMMON STOCK 194162103 7366 133678 SH SOLE 0 4700 128978 COLGATE PALMOLIVE CO COMMON STOCK 194162103 6022 109288 SH DEFINED 0 109288 COMCAST CORPORATION COMMON STOCK 20030N200 539 19352 SH DEFINED 0 19352 COMMERCE BANCSHARES INC COMMON STOCK 200525103 270 5650 SH SOLE 0 5304 346 CONOCOPHILLIPS COMMON STOCK 20825C104 356 5100 SH SOLE 0 5100 Constellation Brands COM 21036P108 257 8000 SH Sole 8000 Corning Inc COM 219350105 559 50000 SH Sole 50000 COSTCO WHOLESALE CORP-NEW COMMON STOCK 22160K105 412 10950 SH SOLE 0 4150 6800 D R Horton Inc COM 23331A109 2126 60000 SH Sole 60000 DELL INC COMMON STOCK 24702R101 474 14100 SH SOLE 0 10000 4100 DirectTV COM 444418107 326 21193 SH Sole 21193 DOVER CORP COMMON STOCK 260003108 221 5700 SH SOLE 0 5700 E W SCRIPPS CO NEW-CL A COMMON STOCK 811054204 809 8000 SH SOLE 0 3600 4400 EBAY INC COMMON STOCK 278642103 1389 20048 SH SOLE 0 6200 13848 ELECTRONIC ARTS COMMON STOCK 285512109 2698 50200 SH SOLE 0 12800 37400 ELI LILLY & CO COMMON STOCK 532457108 241 3600 SH DEFINED 0 3600 EMC Corp. COM 268648102 680 50000 SH Sole 50000 EMERSON ELECTRIC CO COMMON STOCK 291011104 652 10885 SH SOLE 0 4500 6385 ENBRIDGE ENERGY PARTNERS L P COMMON STOCK 29250R106 256 5000 SH DEFINED 0 5000 Encana Corp. COM 292505104 1035 24010 SH Sole 24010 EXXON MOBIL CORP COMMON STOCK 30231G102 2429 58415 SH SOLE 0 6600 51815 EXXON MOBIL CORP COMMON STOCK 30231G102 3381 81284 SH DEFINED 0 81284 Exxon Mobil Corp COM 30231g102 295 7100 SH Sole 7100 FANNIE MAE COMMON STOCK 313586109 2015 27100 SH SOLE 0 19000 8100 FIFTH THIRD BANCORP COMMON STOCK 316773100 314 5674 SH SOLE 0 350 5324 FIRST AMERICAN CORP COMMON STOCK 318522307 219 7200 SH SOLE 0 5500 1700 First American Corp. COM 318522307 897 29500 SH Sole 29500 FIRST DATA CORP COMMON STOCK 319963104 3001 71178 SH SOLE 0 71178 FIRST DATA CORP COMMON STOCK 319963104 3200 75900 SH DEFINED 0 75900 First Republic Bank of San Fra COM 336158100 386 10000 SH Sole 10000 FISERV INC COMMON STOCK 337738108 363 10137 SH SOLE 0 7137 3000 FLEETBOSTON FINL CORP COMMON STOCK 339030108 571 12707 SH SOLE 0 1800 10907 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 1995 33785 SH SOLE 0 2400 31385 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 3622 61325 SH DEFINED 0 61325 GANNETT CO INC COMMON STOCK 364730101 770 8733 SH DEFINED 0 8733 GAP INC COMMON STOCK 364760108 409 18662 SH SOLE 0 10125 8537 GENENTECH INC COMMON STOCK 368710406 270 2550 SH SOLE 0 1400 1150 GENERAL ELECTRIC CO COMMON STOCK 369604103 6386 209242 SH SOLE 0 209242 GENERAL ELECTRIC CO COMMON STOCK 369604103 6972 228456 SH DEFINED 0 228456 GENERAL MOTORS CORP COMMON STOCK 370442105 217 4600 SH SOLE 0 4600 GILLETTE CO COMMON STOCK 375766102 489 12500 SH SOLE 0 6600 5900 GlobalSantaFe Corp COM G3930E101 325 11700 SH Sole 11700 GREENPOINT FINANCIAL CORP COMMON STOCK 395384100 446 10200 SH SOLE 0 6800 3400 H J HEINZ CO COMMON STOCK 423074103 280 7500 SH SOLE 0 2500 5000 HARLEY DAVIDSON INC COMMON STOCK 412822108 2318 43448 SH SOLE 0 8000 35448 HENRY SCHEIN INC COMMON STOCK 806407102 417 5850 SH SOLE 0 4900 950 HERSHEY FOODS CORP COMMON STOCK 427866108 310 3737 SH SOLE 0 3737 HOME DEPOT INC COMMON STOCK 437076102 4416 118200 SH SOLE 0 5450 112750 HOME DEPOT INC COMMON STOCK 437076102 3746 100266 SH DEFINED 0 100266 HOOPER HOLMES INC COMMON STOCK 439104100 62 10000 SH SOLE 0 10000 ILLINOIS TOOL WORKS INC COMMON STOCK 452308109 444 5600 SH SOLE 0 5600 INKINE PHARMACEUTICAL CO INC COMMON STOCK 457214104 52 10000 SH SOLE 0 10000 Intel COM 458140100 272 10000 SH Sole 10000 INTEL CORP COMMON STOCK 458140100 4292 157785 SH SOLE 0 3400 154385 INTEL CORP COMMON STOCK 458140100 2452 90160 SH DEFINED 0 90160 INTERNATIONAL BUSINESS COMMON STOCK 459200101 2014 21934 SH SOLE 0 2400 19534 INTERNATIONAL BUSINESS COMMON STOCK 459200101 10872 118378 SH DEFINED 0 118378 J P MORGAN CHASE & CO COMMON STOCK 46625H100 1042 24850 SH SOLE 0 24850 J P MORGAN CHASE & CO COMMON STOCK 46625H100 5024 119762 SH DEFINED 0 119762 J P Morgan Chase & Co COM 46625h100 315 7500 SH Sole 7500 JDS UNIPHASE CORP COMMON STOCK 46612J101 173 42385 SH SOLE 0 18200 24185 JOHNSON & JOHNSON COMMON STOCK 478160104 6944 136906 SH SOLE 0 10456 126450 JOHNSON & JOHNSON COMMON STOCK 478160104 6150 121250 SH DEFINED 0 121250 JOHNSON CONTROLS INC COMMON STOCK 478366107 325 5500 SH SOLE 0 3700 1800 JUNIPER NETWORKS COMMON STOCK 48203R104 644 24755 SH SOLE 0 14150 10605 KERR MCGEE CORP COMMON STOCK 492386107 607 11788 SH DEFINED 0 11788 KIMBERLY CLARK CORP COMMON STOCK 494368103 615 9750 SH SOLE 0 4800 4950 Kinder Morgan COM 49455P101 637 10100 SH Sole 10100 KINDER MORGAN ENERGY PARTNERS COMMON STOCK 494550106 376 8340 SH DEFINED 0 8340 KINDER MORGAN INC COMMON STOCK 49455P101 510 8100 SH SOLE 0 5550 2550 Kinder Morgan LLC COM 49455U100 511 12085 SH Sole 12085 L-3 COMMUNICATIONS HOLDINGS COMMON STOCK 502424104 4049 68073 SH SOLE 0 10300 57773 L-3 COMMUNICATIONS HOLDINGS COMMON STOCK 502424104 3100 52125 SH DEFINED 0 52125 Lennar COM 526057104 1621 30000 SH Sole 30000 Liberty Media A COM 530718105 1676 153100 SH Sole 53100 100000 LIBERTY MEDIA CORP SER A NEW COMMON STOCK 530718105 864 78900 SH SOLE 0 65000 13900 LSI LOGIC CORP COMMON STOCK 502161102 120 12900 SH SOLE 0 8600 4300 MARSH & MCLENNAN COS INC COMMON STOCK 571748102 419 9050 SH SOLE 0 5700 3350 MCGRAW HILL COMPANIES INC COMMON STOCK 580645109 1296 17021 SH DEFINED 0 17021 McLeodUSA COM 582266706 745 500000 SH Sole 500000 MEDTRONIC INC COMMON STOCK 585055106 2351 49236 SH SOLE 0 5650 43586 MEDTRONIC INC COMMON STOCK 585055106 2771 58025 SH DEFINED 0 58025 MENS WEARHOUSE INC COMMON STOCK 587118100 2657 100000 SH SOLE 0 100000 MERCK & CO INC COMMON STOCK 589331107 1403 31744 SH SOLE 0 31744 MERCK & CO INC COMMON STOCK 589331107 8247 186629 SH DEFINED 0 186629 METLIFE INC COMMON STOCK 59156R108 1043 29243 SH SOLE 0 27000 2243 MICROCHIP TECHNOLOGY INC COMMON STOCK 595017104 456 17274 SH SOLE 0 9787 7487 MICROSOFT CORP COMMON STOCK 594918104 5072 203451 SH SOLE 0 8000 195451 MICROSOFT CORP COMMON STOCK 594918104 3978 159550 SH DEFINED 0 159550 MILLENNIUM PHARMACEUTICALS INC COMMON STOCK 599902103 230 13600 SH SOLE 0 6900 6700 MOTOROLA INC COMMON STOCK 620076109 521 29600 SH DEFINED 0 29600 News Corp Ltd A COM 652487802 325 10260 SH Sole 10260 Nortel Networks COM 656569100 600 101000 SH Sole 1000 100000 NORTHROP GRUMMAN CORP COMMON STOCK 666807102 326 3310 SH SOLE 0 2400 910 OMNICOM GROUP INC COMMON STOCK 681919106 2238 27892 SH SOLE 0 27892 OMNICOM GROUP INC COMMON STOCK 681919106 2923 36425 SH DEFINED 0 36425 Online Resources COM 68273G101 1138 191000 SH Sole 191000 ORACLE CORP COMMON STOCK 68389X105 1400 116694 SH SOLE 0 20800 95894 ORACLE CORP COMMON STOCK 68389X105 440 36625 SH DEFINED 0 36625 OUTBACK STEAKHOUSE INC COMMON STOCK 689899102 555 11400 SH SOLE 0 5800 5600 Pacific Capital Bancrp. COM 69404p101 317 8000 SH Sole 8000 PEPSICO INC COMMON STOCK 713448108 3502 65038 SH SOLE 0 65038 PEPSICO INC COMMON STOCK 713448108 5689 105650 SH DEFINED 0 105650 PFIZER INC COMMON STOCK 717081103 5366 153109 SH SOLE 0 46600 106509 PFIZER INC COMMON STOCK 717081103 4054 115675 SH DEFINED 0 115675 PLUM CREEK TIMBER CO INC COMMON STOCK 729251108 284 8750 SH SOLE 0 6600 2150 PROCTER & GAMBLE CO COMMON STOCK 742718109 616 5874 SH SOLE 0 2850 3024 Pulte Homes COM 745867101 1835 33000 SH Sole 33000 QUESTAR CORP COMMON STOCK 748356102 620 17005 SH SOLE 0 17005 QUESTAR CORP COMMON STOCK 748356102 718 19699 SH DEFINED 0 19699 Quinenco S.A. COM 748718103 595 65200 SH Sole 65200 REYNOLDS & REYNOLDS CO CLASS A COMMON STOCK 761695105 378 13300 SH DEFINED 0 13300 RUBY TUESDAY INC COMMON STOCK 781182100 276 8599 SH SOLE 0 8599 SAFECO CORP COMMON STOCK 786429100 371 8600 SH SOLE 0 5900 2700 Safeco Corp. COM 786429100 237 5500 SH Sole 5500 Sanmina Sci Corp COM 800907107 552 50000 SH Sole 50000 SCHERING PLOUGH CORP COMMON STOCK 806605101 173 10672 SH DEFINED 0 10672 Scudder RREEF COM 81119Q100 349 22500 SH Sole 22500 Senetek Plc - Adr COM 817209307 15 15000 SH Sole 15000 SIEBEL SYSTEMS INC COMMON STOCK 826170102 193 16750 SH SOLE 0 11800 4950 SIEBEL SYSTEMS INC COMMON STOCK 826170102 123 10650 SH DEFINED 0 10650 SIGMA-ALDRICH CORP COMMON STOCK 826552101 324 5850 SH SOLE 0 4100 1750 SILICON VALLEY BANCSHARES COMMON STOCK 827064106 298 9197 SH SOLE 0 9197 Sirius Satellite Radio COM 82966U103 765 225000 SH Sole 225000 SMUCKER J M COMPANY COMMON STOCK 832696405 278 5262 SH SOLE 0 2054 3208 SOUTHTRUST CORP COMMON STOCK 844730101 2153 64896 SH DEFINED 0 64896 STRYKER CORP COMMON STOCK 863667101 1885 21297 SH SOLE 0 21297 STRYKER CORP COMMON STOCK 863667101 2386 26950 SH DEFINED 0 26950 SUN MICROSYSTEMS INC COMMON STOCK 866810104 987 236734 SH SOLE 0 24400 212334 SYMANTEC CORP COMMON STOCK 871503108 218 4700 SH SOLE 0 4500 200 TARGET CORP COMMON STOCK 87612E106 572 12699 SH SOLE 0 7000 5699 TEXAS INSTRUMENTS INC COMMON STOCK 882508104 1347 46084 SH SOLE 0 12000 34084 TIME WARNER INC COMMON STOCK 887317105 1794 106386 SH SOLE 0 25800 80586 TIME WARNER INC COMMON STOCK 887317105 910 53957 SH DEFINED 0 53957 Tripath Imaging COM 896942109 1562 170500 SH Sole 170500 TUESDAY MORNING CORP-NEW COMMON STOCK 899035505 279 8100 SH SOLE 0 5000 3100 Ultrapar Part Pfd COM 90400P101 569 48000 SH Sole 48000 UNITEDHEALTH GROUP INC COMMON STOCK 91324P102 599 9300 SH SOLE 0 5550 3750 Unitrin COM 913275103 283 6600 SH Sole 6600 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 3252 98503 SH SOLE 0 11000 87503 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 3146 95300 SH DEFINED 0 95300 US BANCORP DEL COMMON STOCK 902973304 1034 37407 SH SOLE 0 37407 UTSTARCOM INC COMMON STOCK 918076100 217 7550 SH SOLE 0 4000 3550 VALSPAR CORP COMMON STOCK 920355104 1302 26452 SH SOLE 0 26452 VALSPAR CORP COMMON STOCK 920355104 2400 48750 SH DEFINED 0 48750 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 306 8374 SH DEFINED 0 8374 Vodafone Group COM 92857w100 327 13700 SH Sole 13700 WALGREEN CO COMMON STOCK 931422109 226 6850 SH SOLE 0 6450 400 WAL-MART STORES INC COMMON STOCK 931142103 5107 85561 SH SOLE 0 85561 WAL-MART STORES INC COMMON STOCK 931142103 6521 109248 SH DEFINED 0 109248 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 1712 68525 SH SOLE 0 68525 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 3144 125800 SH DEFINED 0 125800 WASHINGTON MUTUAL INC COMMON STOCK 939322103 806 18875 SH SOLE 0 18875 WASHINGTON MUTUAL INC COMMON STOCK 939322103 2689 62950 SH DEFINED 0 62950 WEBEX COMMUNICATIONS INC COMMON STOCK 94767L109 925 31098 SH SOLE 0 14700 16398 WELLS FARGO & CO-NEW COMMON STOCK 949746101 250 4410 SH SOLE 0 4410 Wells Fargo Corp COM 949746101 221 3900 SH Sole 3900 WYETH COMMON STOCK 983024100 345 9200 SH SOLE 0 9200 YAHOO INC COMMON STOCK 984332106 1119 23080 SH SOLE 0 7700 15380 REPORT SUMMARY 232 DATA RECORDS 356857 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED